INTANGIBLE ASSETS, NET - Amortizable intangible assets (Details) - EVGO HOLDCO, LLC AND EVGO SERVICES, LLC - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Aggregate future amortization of amortizable intangible assets
Finite-Lived Intangible Assets, Net, Total	$ 65,808,871	$ 67,956,371	$ 2,697,164
Trade Name - Evgo
Aggregate future amortization of amortizable intangible assets
2021		260,000
2022		260,000
2023		260,000
2024		260,000
2025		260,000
Thereafter		2,350,484
Finite-Lived Intangible Assets, Net, Total	3,585,484	3,650,484	306,863
Host Relationships
Aggregate future amortization of amortizable intangible assets
2021		3,458,333
2022		3,458,333
2023		3,458,333
2024		3,458,333
2025		3,458,333
Thereafter		20,889,451
Finite-Lived Intangible Assets, Net, Total	37,316,532	38,181,116
Customer Relationships
Aggregate future amortization of amortizable intangible assets
2021		4,085,000
2022		4,085,000
2023		4,085,000
2024		2,717,460
2025		107,258
Finite-Lived Intangible Assets, Net, Total	14,058,468	15,079,718	$ 2,390,301
Developed Technology
Aggregate future amortization of amortizable intangible assets
2021		786,667
2022		786,667
2023		786,667
2024		786,667
2025		786,667
Thereafter		7,111,718
Finite-Lived Intangible Assets, Net, Total	$ 10,848,387	$ 11,045,053